Derivatives and Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Assets:
Available-for-sale securities	$ 0	$ 308,380,000
Commodities
Assets:
Derivatives	5,144,000	15,966,000
Margin account	8,619,000	2,178,000
Derivative assets and liabilities, net basis	8,234,000	8,974,000
Liabilities:
Derivatives	5,529,000	9,170,000
Interest rate swaps
Assets:
Derivatives		1,410,000
Liabilities:
Derivatives	11,268,000	1,161,000
Foreign currencies
Assets:
Derivatives	2,247,000	120,000
Liabilities:
Derivatives	3,380,000	11,652,000
Short-term investments
Assets:
Available-for-sale securities	297,443,000	308,380,000
Trading securities	25,813,000	23,825,000
Money market funds
Assets:
Available-for-sale securities	139,420,000	110,164,000
Corporate bonds
Assets:
Available-for-sale securities	89,146,000	82,351,000
Enhanced cash mutual fund
Assets:
Available-for-sale securities		60,302,000
Fixed rate municipal notes and bonds
Assets:
Available-for-sale securities	17,788,000	20,648,000
Emerging markets debt mutual fund
Assets:
Available-for-sale securities	16,399,000
Collateralized mortgage obligations
Assets:
Available-for-sale securities	15,011,000	12,380,000
U.S. Government agency securities
Assets:
Available-for-sale securities	9,757,000	10,184,000
U.S. Treasury securities
Assets:
Available-for-sale securities	4,905,000	7,148,000
Asset backed debt securities
Assets:
Available-for-sale securities	3,533,000	2,848,000
Other
Assets:
Trading securities	1,484,000	2,355,000
High yield trading debt securities
Assets:
Trading securities	20,750,000	20,783,000
Emerging markets trading debt mutual funds
Assets:
Trading securities	2,487,000
Emerging markets trading debt securities
Assets:
Trading securities	2,355,000	2,072,000
Recurring basis | Balance at period end
Assets:
Total Assets	364,571,000	382,442,000
Liabilities:
Total Liabilities	20,177,000	21,983,000
Recurring basis | Balance at period end | Commodities
Assets:
Derivatives	5,144,000	15,966,000
Margin account	8,619,000	2,178,000
Derivative assets and liabilities, net basis	8,234,000	8,974,000
Liabilities:
Derivatives	5,529,000	9,170,000
Recurring basis | Balance at period end | Interest rate swaps
Assets:
Derivatives		1,410,000
Liabilities:
Derivatives	11,268,000	1,161,000
Recurring basis | Balance at period end | Foreign currencies
Assets:
Derivatives	2,247,000	120,000
Liabilities:
Derivatives	3,380,000	11,652,000
Recurring basis | Balance at period end | Money market funds | Short-term investments
Assets:
Available-for-sale securities	139,420,000	110,164,000
Recurring basis | Balance at period end | Money market funds | Other current assets
Assets:
Trading securities	4,521,000	3,208,000
Recurring basis | Balance at period end | Corporate bonds | Short-term investments
Assets:
Available-for-sale securities	89,146,000	82,351,000
Recurring basis | Balance at period end | Corporate bonds | Other current assets
Assets:
Trading securities	72,000
Recurring basis | Balance at period end | Enhanced cash mutual fund | Short-term investments
Assets:
Available-for-sale securities		60,302,000
Recurring basis | Balance at period end | Fixed rate municipal notes and bonds | Short-term investments
Assets:
Available-for-sale securities	17,788,000	20,648,000
Recurring basis | Balance at period end | Emerging markets debt mutual fund | Short-term investments
Assets:
Available-for-sale securities	16,399,000
Recurring basis | Balance at period end | Collateralized mortgage obligations | Short-term investments
Assets:
Available-for-sale securities	15,011,000	12,380,000
Recurring basis | Balance at period end | U.S. Government agency securities | Short-term investments
Assets:
Available-for-sale securities	9,757,000	10,184,000
Recurring basis | Balance at period end | U.S. Government agency securities | Other current assets
Assets:
Trading securities	2,085,000	1,371,000
Recurring basis | Balance at period end | U.S. Treasury securities | Short-term investments
Assets:
Available-for-sale securities	4,905,000	7,148,000
Recurring basis | Balance at period end | U.S. Treasury securities | Other current assets
Assets:
Trading securities	1,474,000	2,732,000
Recurring basis | Balance at period end | Asset backed debt securities | Short-term investments
Assets:
Available-for-sale securities	3,533,000	2,848,000
Recurring basis | Balance at period end | Other | Short-term investments
Assets:
Available-for-sale securities	1,484,000	2,355,000
Recurring basis | Balance at period end | Other | Other current assets
Assets:
Trading securities	236,000	183,000
Recurring basis | Balance at period end | High yield trading debt securities | Short-term investments
Assets:
Trading securities	20,750,000	20,783,000
Recurring basis | Balance at period end | Emerging markets trading debt mutual funds | Short-term investments
Assets:
Trading securities	2,487,000
Recurring basis | Balance at period end | Emerging markets trading debt securities | Short-term investments
Assets:
Trading securities	2,355,000	2,072,000
Recurring basis | Balance at period end | Other debt securities | Short-term investments
Assets:
Trading securities	221,000	970,000
Recurring basis | Balance at period end | Domestic equity securities | Other current assets
Assets:
Trading securities	13,563,000	13,332,000
Recurring basis | Balance at period end | Foreign equity securities | Other current assets
Assets:
Trading securities	7,490,000	8,157,000
Recurring basis | Balance at period end | Fixed income mutual funds | Other current assets
Assets:
Trading securities	4,483,000	3,758,000
Recurring basis | Level 1
Assets:
Total Assets	190,167,000	211,010,000
Liabilities:
Total Liabilities	5,529,000	9,170,000
Recurring basis | Level 1 | Commodities
Assets:
Derivatives	5,144,000	15,958,000
Liabilities:
Derivatives	5,529,000	9,170,000
Recurring basis | Level 1 | Money market funds | Short-term investments
Assets:
Available-for-sale securities	139,420,000	110,164,000
Recurring basis | Level 1 | Money market funds | Other current assets
Assets:
Trading securities	4,521,000	3,208,000
Recurring basis | Level 1 | Enhanced cash mutual fund | Short-term investments
Assets:
Available-for-sale securities		60,302,000
Recurring basis | Level 1 | Emerging markets debt mutual fund | Short-term investments
Assets:
Available-for-sale securities	16,399,000
Recurring basis | Level 1 | Other | Other current assets
Assets:
Trading securities	159,000	157,000
Recurring basis | Level 1 | Emerging markets trading debt mutual funds | Short-term investments
Assets:
Trading securities	2,487,000
Recurring basis | Level 1 | Domestic equity securities | Other current assets
Assets:
Trading securities	13,563,000	13,332,000
Recurring basis | Level 1 | Foreign equity securities | Other current assets
Assets:
Trading securities	3,991,000	4,131,000
Recurring basis | Level 1 | Fixed income mutual funds | Other current assets
Assets:
Trading securities	4,483,000	3,758,000
Recurring basis | Level 2
Assets:
Total Assets	174,404,000	171,432,000
Liabilities:
Total Liabilities	14,648,000	12,813,000
Recurring basis | Level 2 | Commodities
Assets:
Derivatives		8,000
Recurring basis | Level 2 | Interest rate swaps
Assets:
Derivatives		1,410,000
Liabilities:
Derivatives	11,268,000	1,161,000
Recurring basis | Level 2 | Foreign currencies
Assets:
Derivatives	2,247,000	120,000
Liabilities:
Derivatives	3,380,000	11,652,000
Recurring basis | Level 2 | Corporate bonds | Short-term investments
Assets:
Available-for-sale securities	89,146,000	82,351,000
Recurring basis | Level 2 | Corporate bonds | Other current assets
Assets:
Trading securities	72,000
Recurring basis | Level 2 | Fixed rate municipal notes and bonds | Short-term investments
Assets:
Available-for-sale securities	17,788,000	20,648,000
Recurring basis | Level 2 | Collateralized mortgage obligations | Short-term investments
Assets:
Available-for-sale securities	15,011,000	12,380,000
Recurring basis | Level 2 | U.S. Government agency securities | Short-term investments
Assets:
Available-for-sale securities	9,757,000	10,184,000
Recurring basis | Level 2 | U.S. Government agency securities | Other current assets
Assets:
Trading securities	2,085,000	1,371,000
Recurring basis | Level 2 | U.S. Treasury securities | Short-term investments
Assets:
Available-for-sale securities	4,905,000	7,148,000
Recurring basis | Level 2 | U.S. Treasury securities | Other current assets
Assets:
Trading securities	1,474,000	2,732,000
Recurring basis | Level 2 | Asset backed debt securities | Short-term investments
Assets:
Available-for-sale securities	3,533,000	2,848,000
Recurring basis | Level 2 | Other | Short-term investments
Assets:
Available-for-sale securities	1,484,000	2,355,000
Recurring basis | Level 2 | Other | Other current assets
Assets:
Trading securities	77,000	26,000
Recurring basis | Level 2 | High yield trading debt securities | Short-term investments
Assets:
Trading securities	20,750,000	20,783,000
Recurring basis | Level 2 | Emerging markets trading debt securities | Short-term investments
Assets:
Trading securities	2,355,000	2,072,000
Recurring basis | Level 2 | Other debt securities | Short-term investments
Assets:
Trading securities	221,000	970,000
Recurring basis | Level 2 | Foreign equity securities | Other current assets
Assets:
Trading securities	$ 3,499,000	$ 4,026,000